Note 9 - Net Income Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Profit (loss) from continuing operations		$ 15,035	$ (43,149)	$ 37,432
Profit (loss) from discontinued operations		0	(816)	141,742
Net income (loss) attributable to the owners of the parent for basic and diluted earnings		$ 15,035	$ (43,964)	$ 179,174
Issued ordinary shares at beginning of period (in shares)		230,291,732	228,285,684	237,826,326
Effect of shares issued (in shares)		1,580,952	2,165,283	1,889,770
Effect of shares bought to treasury (Note 3) (in shares)		(12,914,508)	(164,324)	(5,146,244)
Basic weighted-average number of ordinary shares in the period (in shares)		218,958,176	230,286,642	234,569,852
Effect of employee equity grants (2) (in shares)		1,706,927	0	2,816,613
Diluted weighted-average number of ordinary shares in the period (in shares)		220,665,102	230,286,642	237,386,466
ADS equivalent of basic weighted-average number of ordinary shares in the period (in shares)		218,958,176	230,286,642	234,569,852
ADS equivalent of diluted weighted-average number of ordinary shares in the period (in shares)		220,665,102	230,286,642	237,386,466
ADS [member]
Statement Line Items [Line Items]
Basic weighted-average number of ordinary shares in the period (in shares)		109,479,088	115,143,321	117,284,926
Diluted weighted-average number of ordinary shares in the period (in shares)		110,332,551	115,143,321	118,693,233
ADS equivalent of basic weighted-average number of ordinary shares in the period (in shares)		109,479,088	115,143,321	117,284,926
ADS equivalent of diluted weighted-average number of ordinary shares in the period (in shares)		110,332,551	115,143,321	118,693,233
Basic earnings per share, US$ (in dollars per share)	[1]	$ 0.14	$ (0.37)	$ 0.32
Diluted earnings per ADS, US$ (in dollars per share)	[1]	0.14	(0.37)	0.32
Basic earnings per share, US$ (in dollars per share)	[1]	0.14	(0.38)	1.53
Diluted earnings per ADS, US$ (in dollars per share)	[1]	0.14	(0.38)	1.51
Ordinary shares [member]
Statement Line Items [Line Items]
Basic earnings per share, US$ (in dollars per share)	[1]	0.07	(0.19)	0.16
Diluted earnings per ADS, US$ (in dollars per share)	[1]	0.07	(0.19)	0.16
Basic earnings per share, US$ (in dollars per share)	[1]	0.07	(0.19)	0.76
Diluted earnings per ADS, US$ (in dollars per share)	[1]	$ 0.07	$ (0.19)	$ 0.75

[1]	Each ADS in Opera Limited (Nasdaq: OPRA) represents two underlying shares.